Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,072,000
Previously Paid Amount	0.00
Total Fee Amount	148.04
Total Offset Amount	0.00
Net Fee	148.04
Narrative - Max Aggregate Offering Price	$ 1,072,000
Final Prospectus	true